BASIC AND DILUTED NET EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
BASIC AND DILUTED NET EARNINGS PER SHARE [Abstract]
Calculation of Basic and Diluted Earnings Per Share

	Year ended December 31,
	2011	2012	2013

Numerator:
Net income available to shareholders of Ordinary shares	$690	$6,997	$17,393

Denominator:
Denominator for basic earnings per share - weighted average number of Ordinary shares, net of treasury share	28,572,904	28,981,623	28,982,356
Effect of dilutive securities:
Employee stock options	243,779	176,451	391,641
Warrants	706,747	228,339	514,785
	29,523,430	29,386,413	29,888,782

(*) Adjusted to reflect reverse split and share dividend (see Note 19).